Income Tax - Summary of Major Components of Income Tax Expense (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense / benefit
Current income tax expense	₽ (1,103)	₽ (58)	₽ (111)
Deferred tax benefit/ (expense)	78	56	(119)
Income tax expense	₽ (1,025)	₽ (2)	₽ (230)